LOANS AND ADVANCES TO CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2024
Net Loans And Advances To Customers [Abstract]
Summary of Net Loans and Advances to Customers

		Group
	2024	2023
	£m	£m
Loans secured on residential properties	168,561	176,495
Corporate loans	18,741	18,454
Finance leases	4,222	4,530
Other unsecured loans	6,601	7,232
Accrued interest and other adjustments	799	960
Amounts due from fellow Banco Santander subsidiaries and joint ventures	4,813	4,488
Loans and advances to customers	203,737	212,159
Credit impairment loss allowances on loans and advances to customers	(785)	(916)
Residual value and voluntary termination provisions on finance leases	(23)	(21)
Net loans and advances to customers	202,929	211,222

Disclosure of Finance Lease and Hire Purchase Contract Receivables	Finance lease and hire purchase contract receivables may be analysed as follows:

	Group
	2024			2023
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	1,400	(208)	1,192	1,502	(216)	1,286
Later than one year and not later than two years	1,423	(215)	1,208	1,426	(208)	1,218
Later than two years and not later than three years	1,220	(184)	1,036	1,331	(194)	1,137
Later than three years and not later than four years	721	(109)	612	882	(129)	753
Later than four years and not later than five years	115	(17)	98	99	(14)	85
Later than five years	90	(14)	76	60	(9)	51
	4,969	(747)	4,222	5,300	(770)	4,530

Disclosure of Maturity Analysis of Operating Lease Payments	At 31 December 2024 and 2023, the Santander UK group had contracted with lessees for the following future undiscounted minimum lease payments receivable under operating leases.

	Group
	2024	2023
	£m	£m
No later than one year	27	29
Later than one year and not later than two years	22	26
Later than two years and not later than three years	17	19
Later than three years and not later than four years	8	14
Later than four years and not later than five years	5	7
Later than five years	12	19
	91	114